Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity AdvisorSM Capital Development Fund	FDTTX	FDTZX	FDEBX	FDECX	FDEIX
Fidelity Advisor Diversified Stock Fund	FDTOX	FDTEX	FDTBX	FDTCX	FDTIX

Funds of Fidelity Destiny Portfolios

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ADESI/ADESIIB-11-01  February 8, 2011
1.823112.109

Supplement to the

Fund	Class O	Class A
Fidelity AdvisorSM Capital Development Fund	FDETX	FDTTX
Fidelity Advisor Diversified Stock Fund	FDESX	FDTOX

Funds of Fidelity Destiny Portfolios

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

DESB-11-01  February 8, 2011
1.477440.121